SEGMENT INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segments [Abstract]
FFO	$ (324)	$ 586	$ 578
Fair value (losses) gains, net	(673)	20	2,521
Share of equity accounted (losses) income - non-FFO	(765)	120	404
Depreciation and amortization of real-estate assets	(320)	(190)	(203)
Income tax benefit (expense)	419	(281)	(490)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	430	(387)	(1,534)
Net (loss) income attributable to unitholders	(1,233)	(132)	1,276
Non-controlling interests of others in operational subsidiaries and properties	(616)	1,128	2,223
Net (loss) income	$ (1,849)	$ 996	$ 3,499